UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7502

DREYFUS INTERNATIONAL FUNDS, INC.
Dreyfus Premier Emerging Markets Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31

Date of reporting period:	2/28/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus International Funds, Inc.: Dreyfus Premier Emerging Markets Fund February 28, 2006 (Unaudited)
Common Stocks - 93.5%	Shares	Value ($)

Brazil - 7.9%
Banco Itau Holding Financeira, ADR	251,890	8,231,765
Brasil Telecom Participacoes, ADR	366,680	14,575,530
Braskem, ADR	113,100	1,939,665
Centrais Eletricas Brasileiras	126,585	2,681,919
Cia de Saneamento Basico do Estado de Sao Paulo	124,170	10,004,939
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	198,600	3,914,406
Empresa Brasileira de Aeronautica, ADR	180,130	7,160,167
Grendene	624,500	5,881,799
Petroleo Brasileiro, ADR	478,019	41,845,783
Tele Norte Leste Participacoes, ADR	276,200	5,117,986
Ultrapar Participacoes, ADR	52,200	875,916
Unibanco, ADR	110,270	9,698,246
Votorantim Celulose e Papel, ADR	484,600	7,152,696
		119,080,817

Chile - .0%
Banco Santander Chile, ADR	15,100	717,099
China - 4.8%
Air China, Cl. H	3,704,000 a	1,325,546
Byd, Cl. H	1,649,500	3,278,270
China Petroleum & Chemical, Cl. H	18,597,700	11,101,922
China Telecom, Cl. H	50,833,800	18,543,815
Huadian Power International, Cl. H	29,217,200	7,879,500
Huaneng Power International, Cl. H	7,211,600	4,849,515
PetroChina, Cl. H	9,088,000	8,854,428
Sinotrans, Cl. H	12,922,500	5,454,116
Weiqiao Textile, Cl. H	3,365,000	5,382,509
Yanzhou Coal Mining, Cl. H	7,371,300	6,034,351
		72,703,972

Croatia - .4%
Pliva, GDR	414,800 b	5,869,420
Hong Kong - 2.9%
Agile Property Holdings	820,000	478,911
Brilliance China Automotive Holdings	10,608,000	1,832,398
China Mobile (Hong Kong)	613,400	2,969,903
CNOOC	9,718,000	8,074,663
Denway Motors	32,971,900	12,936,220
Global Bio-Chem Technology Group	6,594,700	3,716,996
Panva Gas Holdings	2,865,000 a	1,501,245
Shanghai Industrial Holdings	4,924,500	10,571,854
Texwinca Holdings	2,008,600	1,576,254
		43,658,444

Hungary - .9%
Gedeon Richter	8,606	1,758,269
Magyar Telekom	2,685,533	12,326,208
		14,084,477

India - 8.3%
Andhra Bank	300,000	590,959
Bank of Baroda	134,000	671,551
Bharat Petroleum	1,124,436	10,965,926
Dr. Reddy's Laboratories, ADR	252,800	7,273,056
GAIL India	455,840	2,794,336
GAIL India, GDR	205,900 b	7,638,890
Hindalco Industries	1,823,270	6,327,127
Hindalco Industries (Prepaid Shares)	455,817	685,897
Hindalco Industries, GDR	2,309,000 b	7,966,050
Hindalco Industries, GDR (Prepaid Shares)	552,250 b,c	893,080
Hindustan Petroleum	1,659,363	12,144,489
Mahanagar Telephone Nigam	4,077,650	13,104,097
Mahanagar Telephone Nigam, ADR	380,521	2,560,906
Oil & Natural Gas	368,656	9,349,719
Reliance Capital Ventures	1,177,925	576,522
Reliance Communication Ventures	1,177,925 c	3,356,691
Reliance Energy Ventures	1,177,925	1,022,016
Reliance Industries	1,177,925	18,724,249
Reliance Natural Resources	1,177,925 c	119,116
State Bank of India	248,500	4,904,001
State Bank of India, GDR	268,700 b	12,897,600
		124,566,278

Indonesia - 1.8%
Bank Mandiri Persero	21,534,500	3,785,532
Gudang Garam	5,969,400	7,116,483
Indofood Sukses Makmur	53,099,200	4,831,406
Telekomunikasi Indonesia	17,955,100	11,951,729
		27,685,150

Israel - .7%
Bank Hapoalim	749,693	3,429,218
Bank Leumi Le-Israel	985,000	3,560,872
Super-Sol	1,355,591	3,655,267
		10,645,357

Malaysia - 5.3%
AMMB Holdings	6,717,500	4,801,551
Bumiputra-Commerce Holdings	4,872,700	7,598,948
Gamuda	7,522,100	7,151,362
Genting	1,972,300	12,676,028
Kuala Lumpur Kepong	1,933,100	4,839,056
Malayan Banking	3,517,500	10,493,455
Maxis Communications	1,983,300	4,637,760
MK Land Holdings	1,917,800	327,116
Proton Holdings	908,000	1,352,458
Resorts World	2,774,200	9,702,038
Sime Darby	9,968,800	16,650,488
		80,230,260

Mexico - 7.0%
Cemex	1,004,362	6,217,392
Coca-Cola Femsa, ADR	683,030	20,887,057
Controladora Comercial Mexicana	8,662,000	15,629,856
Desc	2,641,840 a	3,228,431
Embotelladoras Arca	1,075,200	2,556,016
Grupo Aeroportuario del Sureste, ADR	265,090	8,944,137
Grupo Continental	4,431,050	7,551,268
Industrias CH	55,500 a	125,579
Kimberly-Clark de Mexico, Cl. A	3,061,300	10,521,639
Telefonos de Mexico, ADR	1,314,540	29,432,550
		105,093,925

Philippines - 1.1%
ABS-CBN Broadcasting	4,130,600 a	893,778
Banco de Oro Universal Bank	850,000	558,549
Banco de Oro Universal Bank, GDR	338,600 b	4,418,730
Bank of Philippine Islands	5,784,068	6,583,638
Manila Electric, Cl. B	5,700,264 a	2,032,430
SM Prime Holdings	16,009,700	2,473,513
		16,960,638

Poland - 1.3%
Powszechna Kasa Oszczednosci Bank Polski	1,134,300	12,364,306
Telekomunikacja Polska	1,001,951	7,007,533
		19,371,839

Russia - 4.7%
Gazprom, ADR	267,930	22,666,878
LUKOIL, ADR	528,300	42,211,170
Novolipetsk Steel, GDR	271,300 b	5,697,300
		70,575,348

South Africa - 8.2%
Alexander Forbes	2,753,828	7,012,993
Aveng	1,912,257	7,397,783
Bidvest Group	759,466	12,811,754
Illovo Sugar	621,020	1,476,748
Nampak	5,308,550	14,207,798
Nedbank Group	1,327,364	25,729,116
Network Healthcare Holdings	3,457,300	4,514,398
Sanlam	5,777,351	15,040,792
Sappi	1,540,609	19,516,880
Sasol	280,617	9,604,248
Shoprite Holdings	491,504	1,596,092
Steinhoff International Holdings	1,421,077	4,667,771
		123,576,373

South Korea - 19.3%
Daelim Industrial	111,930	7,473,645
Hyundai Mobis	68,600	5,768,947
Hyundai Motor	211,800	18,016,976
Industrial Bank of Korea	285,720	4,681,463
Kangwon Land	172,781	3,423,140
Kookmin Bank	282,740	21,494,876
Kookmin Bank, ADR	85,502	6,476,777
Korea Electric Power	474,855	20,580,405
Korean Air Lines	116,980	3,840,378
KT, ADR	1,005,700	20,536,394
Kumho Tire	698,710	10,649,659
Kumho Tire, GDR	260,000 a,b	2,126,800
LG Chem	221,880	11,161,842
LG Electronics	254,180	20,852,661
Lotte Shopping, GDR	400,500 b	8,462,565
POSCO	44,120	10,373,523
POSCO, ADR	205,160	11,989,550
Samsung Electronics	56,534	39,621,115
Samsung SDI	79,667	7,053,119
Shinhan Financial Group	212,930	8,382,988
SK	224,560	13,830,824
SK Telecom	22,960	4,767,478
SK Telecom, ADR	1,125,000	27,168,750
		288,733,875

Taiwan - 15.4%
Accton Technology	4,310,260 a	2,263,347
Advanced Semiconductor Engineering	9,731,863	8,043,702
Benq	7,821,450	7,679,373
Cathay Financial Holding	1,172,000	2,256,329
China Motor	7,346,330	8,260,753
China Steel	8,215,000	7,448,034
Chinatrust Financial Holding	4,162,800	3,487,934
Chunghwa Telecom, ADR	556,400	10,515,960
Compal Electronics	8,015,877	7,467,951
Compal Electronics, GDR	2,865,934 b	13,785,143
Elan Microelectronics	3,014,846	1,395,162
First Financial Holding	23,769,850	18,339,660
Formosa Chemicals & Fibre	5,622,000	8,840,453
Fubon Financial Holding	3,594,000	3,214,490
Nien Hsing Textile	5,691,000	3,682,883
Nien Made Enterprises	865,000	1,100,946
Optimax Technology	5,315,181	6,584,224
Powerchip Semiconductor	7,629,000	4,661,130
Quanta Computer	15,206,663	23,184,873
Shin Kong Financial Holding	2,814,000	2,438,612
SinoPac Financial Holdings	30,443,103	16,080,052
Sunplus Technology	5,102,123	6,110,712
Taiwan Cement	1,111,000	836,685
Taiwan Mobile	10,459,429	9,645,933
Uni-President Enterprises	3,606,000	2,052,036
United Microelectronics	46,600,382	27,293,517
United Microelectronics, ADR	3,484,788	10,977,082
Wan Hai Lines	604,000	370,613
Yageo	31,450,200 a 11,935,945
		229,953,534

Thailand - 2.8%
Charoen Pokphand Foods	29,340,000	4,024,874
CP Seven Eleven	9,678,000	1,579,744
Delta Electronics Thai	4,234,000	2,209,333
Kasikornbank	5,284,400	9,290,555
Krung Thai Bank	34,863,300	10,924,831
Siam Commercial Bank	7,007,100	11,617,413
Siam Makro	1,597,000	2,845,920
		42,492,670

Turkey - .5%
Tupras Turkiye Petrol Rafine	423,405	8,136,207
United States - .2%
Taro Pharmaceuticals Industries	214,700 a	3,548,991
Total Common Stocks
(cost $980,380,911)	1,407,684,674

Preferred Stocks - 4.5%

Brazil:
Braskem, Cl. A	272,800	2,343,241
Centrais Eletricas Brasileiras, Cl. B	310,029	6,810,852
Cia de Tecidos do Norte de Minas	85,709	9,565,860
Cia Energetica de Minas Gerais	139,374	7,154,105
Cia Paranaense de Energia, Cl. B	880,874	9,665,343
Duratex	225,363	4,085,931
Klabin	2,435,600	5,734,872
Telecomunicacoes de Sao Paulo	371,523	8,712,913
Telemar Norte Leste, Cl. A	134,300	3,965,439
Telemig Celular Participacoes	3,263,894	9,222,209
Total Preferred Stocks
(cost $34,932,506)		67,260,765

	Principal
Short Term Investments - .2%	Amount ($)	Value ($)

U.S. Treasury Bills
4.36%, 3/16/2006
(cost $3,015,512)	3,021,000	3,015,532

Total Investments (cost $1,018,328,929)	98.2%	1,477,960,971
Cash and Receivables (Net)	1.8%	26,710,107
Net Assets	100.0%	1,504,671,078
ADR - American Depository Receipts
GDR - Global Depository Receipts

a Non-income producing security
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, these securities amounted to $69,755,578 or 4.6% of net assets.
c The value of this security has been determined in good faith under the direction of the Board of Directors.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERNATIONAL FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21,2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)